Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Statutory reserves [Member]	Retained earnings [Member]	Accumulated other comprehensive income/(loss) [Member]	Non-controlling interest [Member]	Total
Beginning balance, number of shares (in shares) at Dec. 31, 2013	106,855
Beginning balance, amount at Dec. 31, 2013	$ 1,069	$ 92,066	$ (17,240)	$ 9,367	$ 739,343	$ 71,733	$ 17,178	$ 913,516
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, number of shares (in shares)	70
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, amount	$ 1	(1)	0	0	0	0	0	0
Share-based compensation	0	3,912	0	0	0	0	138	4,050
Share-based compensation allocated from Sohu	0	27	0	0	0	0	0	27
Foreign currency translation adjustment	0	0	0	0	0	(2,949)	0	(2,949)
Unrealized gain on available-for-sale securities, net	0	0	0	0	0	18	0	18
Net income/(loss) attributable to Changyou.com Limited and non-controlling interest shareholders	0	0	0	0	(3,381)	0	(17,778)	(21,159)
Acquisition of MoboTap	0	0	0	0	0	0	53,424	53,424
Disposal of non-controlling interest	0	0	0	0	0	0	(652)	(652)
Repurchase of common stock	$ 0	0	(3,577)	0	0	0	0	(3,577)
Ending balance, number of shares (in shares) at Dec. 31, 2014	106,925
Ending balance, amount at Dec. 31, 2014	$ 1,070	96,004	(20,817)	9,367	735,962	68,802	52,310	942,698
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, number of shares (in shares)	144
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, amount	$ 1	(1)	0	0	0	0	0	0
Share-based compensation	0	15,044	0	0	0	0	30	15,074
Foreign currency translation adjustment	0	0	0	0	0	(74,885)	(19)	(74,904)
Disposal of available-for-sale securities, net	0	0	0	0	0	(18)	0	(18)
Net income/(loss) attributable to Changyou.com Limited and non-controlling interest shareholders	0	0	0	0	212,784	0	(22,157)	190,627
Changes in statutory reserve	0	0	0	(2,621)	2,621	0	0	0
Non-controlling interest recognized in domestic companies	0	0	0	0	0	0	278	278
Repurchase of common stock	0	0	(14,506)	0	0	0	0	(14,506)
Change in majority interest in RaidCall	$ 0	672	0	0	0	0	(672)	0
Ending balance, number of shares (in shares) at Dec. 31, 2015	107,069
Ending balance, amount at Dec. 31, 2015	$ 1,071	111,719	(35,323)	6,746	951,367	(6,101)	29,770	1,059,249
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, number of shares (in shares)	412
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, amount	$ 4	(2)	0	0	0	0	0	2
Share-based compensation	0	8,331	0	0	0	0	71	8,402
Foreign currency translation adjustment	0	0	0	0	0	(66,325)	4	(66,321)
Net income/(loss) attributable to Changyou.com Limited and non-controlling interest shareholders	0	0	0	0	144,947	0	2,123	147,070
Changes in statutory reserve	0	0	0	315	(315)	0	0	0
Contribution from non-controlling interest shareholder	0	1,333	0	0	0	0	(1,333)	0
Disposal of non-controlling interest	$ 0	0	0	0	0	0	(238)	(238)
Ending balance, number of shares (in shares) at Dec. 31, 2016	107,481
Ending balance, amount at Dec. 31, 2016	$ 1,075	$ 121,381	$ (35,323)	$ 7,061	$ 1,095,999	$ (72,426)	$ 30,397	$ 1,148,164